Share-based Payment Arrangements (Details) - Summary of number of RSUs - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Summary of number of RSUs [Abstract]
Outstanding at January 1	3,390,000	11,509
Granted during the year	1,020,000	3,601,972
Forfeited during the year	166,250	157,500
Vested during the year	1,633,750	65,981
Outstanding at December 31	2,610,000	3,390,000